Exhibit 99.02 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121274	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed. The subject does appear to have a superior amenity (bathrooms) and no similar properties with recent sale dates were noted.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: all comparables utilized are inferior in bathroom utility. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 1 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps are similar to the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121176	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	No	Located near commercial - this is not addressed, bracketed, or commented on	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Located near commercial - this is not addressed, bracketed, or commented on Room adjustments should be made Not enough recent sales used - this is due to a lack of recent sale comps available Expanded radius parameters used due to size and age Though on the high side of the market considering location and build, the final value is within an acceptable range The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132062	7/20/2026	7/21/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	No	XXX not completed properly - comps suggest stable market	Yes	Adverse location is identified and bracketed	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Relaxed parameters used due to lack of comps based on property type XXX not completed properly - comps suggest stable market The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132070	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes four sales and 1 current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All XXX approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities and quality. The adjustments that were made are reasonable and considered appropriate for the market. Comp #XXX is the most similar in condition, I probably would have adjusted less.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132041	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes four sales and 1 current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All XXX approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Age is bracketed within XXX years.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132126	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The XXX used sale price as a search parameter, due to parsing out relevant sales, the XXX can't be used to support market trends.	Yes	The neighborhood has been sufficiently described, including any external obsolescence.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	No	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	No	See the reviewer's comments.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided	The Map Reference isn't correct, "XXX-XXX" hasn't been used in over XXX years. The land use % isn't correct. The XXX Assessor reports the subject as being a XXX-unit building, not a XXX-unit building. The second floor has been split into two apartments. This may not be permitted and may also be a safety hazard due to only one ingress/egress door. The client should obtain a XXX Certification of legal units. This may affect the value of the subject. The XXX used sale price as a search parameter, due to parsing out relevant sales, the XXX can't be used to support market trends. The comparables are all XXX-story, XXX-unit buildings; the subject is a XXX-story building. The subject's XXX units on the XXX floor are not typical in the market. XXX first-floor unit is duplexed down to the basement, and is included in the Unit breakdown. the XXX though, doesn't include this area in the reported GBA, and also indicated the basement as being unfinished; thus this finished area isn't given correct consideration. XXX is inferior non-brick, not reported, not adjusted. XXX has a finished basement, not an unfinished basement. The subject's busy road location, wasn't bracketed.	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section 1455 of the XXX for Real Estate Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131973	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The XXX form uses sales price as a search parameter, providing a form that provides market trends that aren't credible.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided. `	The XXX form uses sales price as a search parameter, providing a form that provides market trends that aren't credible. land use % isn't correct. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX is the lender of the OA. XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section 1455 of the XXX Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source:XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132064	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX , XXX-family. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Assumption applied all sales have similar zoning. Based on the data available, value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132040	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-8.33%	No	Failed to adequality analyze market based on listing provided.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	No	Adjustments for condition and time of sale lack market support based on listings, and other available sales.	Yes	Yes, the photos were acceptable.	Yes	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	Time of sale adjustment not supported by listing provided within the OA. The subject was marketed and contracted via MLS - the XXX failed to analyze contract price being significantly below value. The subject is a XXX,. All sales are similar in utility, age, and location. However, sales XX/XX/XXXX are significantly superior in condition. Based on sale XXX in similar condition, the condition adjustment is not supported. Comp selection is acceptable. However, due to unsupported adjustments, value is not supported. Contract price of XXX is supported.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131932	7/16/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within XXX mile with the exception of Comp 3 which is reasonable.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a ranch style home in C3 condition. It was under agreement of sale for XXX as of the date of the appraisal after XXX DOM. All of the comparables are within XXX mile with the exception of Comp XXX The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. No deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX sold on XXX lot, built in XXX sold on Jun XXX for XXX built in XXX sold on XXX for XXX, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132016	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	No	The XXX bracketed the subject's GLA but not the lot size. All of the comparable's have larger lots. Without a comparable with a smaller lot, it is difficult to determine if the lot size adjustment is reasonable or not. There were comparables with smaller lots available.	Yes	All of the comparables are within XXX miles which is a reasonable distance for the subject's lot size.	Yes	The adjustments appear reasonable. However, without the lot size being bracketed, it is difficult to confirm. The adjustment for the guest house appears to be on the high side but not material to the overall value estimate.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a SFR in C3 condition. It also has a guest house. The XXX did not bracket the subject's lot size which resulted in all downward adjustments for the lot size adjustment. Without a comp with a smaller lot, it is difficult to determine if the adjustments are sufficient or not. In addition, the XXX did not provide support for the guest house adjustment. However, the impact would not be material to the overall value estimate. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX sold on XXX for XXX built in XXX sold on XXX for XXX, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131896	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	XXX adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XX/XX/XXXX bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131997	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	XXX adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX beds and XXX bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132141	7/15/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was a prior sale adequately analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject is indicated to be in C3 condition based on inspection and indicates updates completed in the prior XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed. XXX noted the prior sale was as hurricane damaged and the subject has been since repaired and renovated.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant & dated sales. Reviewer notes all comparables, though distant, are similar waterfront properties with access to deep water. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 1 active presented.	No	Distance between subject and comparables exceeds typical lender guidelines. The XXX has adequately commented on the influence of the varying neighborhoods utilized (XXX communities).	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132089	7/15/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-11.16%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, XXX) with some slight downward trending noted. REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The XXX did not utilize UAD definitions or descriptions in the report. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: from MLS and on-line data it is unclear if the sale of XXX Comp 2 includes a single duplex building or XXX (XXX - MLS data states "Rare and Exceptional Portfolio Sale of 2 Fully Renovated XXX in Desirable XXX. XXX each. XXX and XXX. An unparalleled opportunity to acquire XXX beautifully maintained, fully renovated duplexes offering four exceptional income-producing units in one of XXX most coveted neighborhoods."), comparables XXX are all in excess of XXX distant, use of dated sales. There were 4 closed sales, 2 active presented.	No	Distance between subject and comparables exceeds typical lender guidelines. The XXX has adequately commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report. Comp 2 may include XXX total units - unclear and no discussion provided by OA.	Yes	The photos were clear and adequate.	Yes	The Reviewer does not agree with the Appraiser's opinion of value; he placed most weight on XXX comparable XXX as most proximate and similar, secondarily considered XXX Comp 4 as distant but similar, considered the subject’s agreed-upon sale's price and reconciled at a lower opinion of value.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The Reviewer does not agree with the Appraiser's opinion of value; he placed most weight on XXX comparable XXX secondarily considered XXX Comp XXX considered the subject’s agreed-upon sale's price and reconciled at a lower opinion of value. Any deficiencies noted will be discussed below.	Risk analysis indicates a high risk level of overvaluation for the report. XX/XX/XXXX: From lender: "Property was listed for only XXX days when the offer to purchase was accepted. Property had been completely renovated throughout and reported to be in Good condition, supported by appraisal photos. Limited sales data of multifamily properties in similar renovated condition. Sold comp 2 is most recent and proximate sale with similar condition and adjusted value over $XXX. Comp 4 has similar condition, but sold XXX months prior to the appraisal date. Listing comp 5 sold for $XXX in XX/XX/XXXX. Listing comp 6 is now pending, with list price of $XXX. CDA reviewer noted Low Risk and offered no alternate sales to support a lower value. Purchase price of $XXX appears to be well below market value. No sales of renovated XXX-unit properties found that would support a lower value for the subject property." Response: XXX - a rapid contract date is beneficial and can indicate multiple different influences such as strong market appeal, under market value point, unique buyer interest etc. but is not a sole indicator of an under market value point especially when there are similar sales that suggest that value may be accurate. 2. Condition was considered as a factor in review of the report. 3. Per the XXX report Comp 1 is the most proximate and is also a recent sale. XXX did adjust for condition so the condition influence has been remedied. 4. Comp 4, though dated, is similar in GBA & condition that allow for reasonable weight to be placed on this sale. 5. Comps 5 & 6 were listings at the time of the XXX report and are located in excess of 5 miles distant in a different jurisdiction and would provide no significant influence on a viable value opinion. 6. CDA reviewer actually indicated a high risk of overvaluation and, as noted by OA, no additional similar sales in close proximity were available for consideration. The Reviewer's conclusions and opinion have not changed.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131985	7/15/2026	7/19/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	6.43%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in balance, and marketing times XXX under months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past XXX years and the comparable sales do not appear to have prior transactions in the past XXX months.	Yes	The subject is noted to be in average condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	No	The value adjustments made for characteristics that differ from the subject property appear adequate and supported, with the exception of the low design adjustments (XXX).	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer does not agrees with the original opinion of value. XX closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the large adjusted sale price range and the low design adjustment for a XXX, which does appear to alter the final opinion of value. Most consideration was applied to sales #1, #2, and #5 in arriving at the final opinion of value, with additional support from the Income Approach. Sales #1 and #5 are the most similar proximity and design, while sale #2 is comparable in overall bedroom count. Sale #3 was given minimal weight due to its inferior design and bedroom count. No supplemental sales were selected as they were not considered comparable to the subject property.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer does not agrees with the original opinion of value. XXX closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the large adjusted sale price range and the low design adjustment for a XXX, which does appear to alter the final opinion of value. Most consideration was applied to sales #XXX, #XXX, and #XXX in arriving at the final opinion of value, with additional support from the Income Approach. Sales #XXX and #XXX are the most similar proximity and design, while sale #XXX is comparable in overall bedroom count. Sale #XXX was given minimal weight due to its inferior design and bedroom count. No supplemental sales were selected as they were not considered comparable to the subject property.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132060	7/15/2026	7/21/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX The subject kitchen and bathrooms were updated one to XXX years ago. All utilities were on and functioning at the time of inspection. Recent updating is reported to include a/c, flooring (partial), landscaping, stair railing, interior / exterior paint, baseboards (partial), vanities (2 of 3), shower surrounds, light fixtures, etc. Typical wear is noted at interior / exterior finishings. However, no deferred maintenance is noted. All residential support facilities are located within good proximity (XXX-XXX miles). No adverse neighborhood conditions noted.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131887	7/14/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraiser accurately and adequately described the market conditions in the subject property's neighborhood. The median market sale prices were increasing at the time of the appraisal.	Yes	The neighborhood is described well and there is no external obsolescence.	Yes	The analysis of the sales history of the subject and comps is complete and accurate.	Yes	The condition of the house is adequately described and supported with photos.	Yes	The condition and quality ratings are based on UAD guidelines. The subject does not have any damage or needed repairs.	Yes	The comparable sales chosen have similar characteristics to the subject property, where adjustments are minimal.	Yes	The comparable sales chosen are from similar locations to the subject property. Comps located from a competing project are included as is required by lender guidelines.	Yes	The value adjustments to the comparable sales for differences in features are appropriate.	Yes	The photos provided are of adequate quality and show the subject's condition and quality.	Yes	The market value is supported adequately with the sales provided.	Yes	The land use of the subject property is the highest and best use.	Yes	The required exhibits are present in the report and support the subject's value..	The appraiser chose comparable sales that well represent the subject property. They are from the same market and are similar in design, age, condition, quality, GLA, and utility. The appraised value is well supported by the information provided in the report. The appraiser appropriately adjusted the comps for differences and their adjusted values are in an acceptable range.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135886	8/13/2026	8/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate. Sale price was used in the XXX search parameters, resulting in an unreliable report that shouldn't be used to support market trends.	No	The neighborhood has been sufficiently described, including any external obsolescence. The present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described, including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity to the subject in the market area	No	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file. Adjustments weren't made for the superior brick construction of the comparables.	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, the sketch, and the maps are provided.	Adjustments weren't made for the superior brick construction of the comparables. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX is the lender of the OA. XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: XXX of the XXX Administrative Code for Real Estate Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135923	8/12/2026	8/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times under XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past XXX years and the comparable sales do not appear to have prior transactions in the past XXX months.	Yes	The subject is noted to be in good (C3) condition based on inspection, with updates to the kitchen and bathrooms completed in the past XXX years, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. XXX closed sales were included in the original appraisal, all similar in quality, age, and condition. Risks were noted with the use of dated/distant sales, however, due to the subject's site size, lake views, and proximity to the lake, sales were limited making it necessary to expand the search parameters. XXX is a supplemental sale available, providing additional support to the original opinion of value.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. XXX closed sales were included in the original appraisal, all similar in quality, age, and condition. Risks were noted with the use of dated/distant sales, however, due to the subject's site size, lake views, and proximity to the lake, sales were limited making it necessary to expand the search parameters. XXX is a supplemental sale available, providing additional support to the original opinion of value.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135796	8/12/2026	8/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times under XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past XXX years and the comparable sales do not appear to have prior transactions in the past XXX months.	Yes	The subject is noted to be in good (C3) condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. XXX closed sales were included in the original appraisal. Risks were noted with the use of distant sales. However the subject's value does appear supported. Most consideration was applied to sale #4, the closest in proximity, with additional support from the other sales and the Income Approach. XXX is a supplemental sale available providing additional support to the original opinion of value.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Four closed sales were included in the original appraisal. Risks were noted with the use of distant sales. However the subject's value does appear supported. Most consideration was applied to sale #XXX, the closest in proximity, with additional support from the other sales and the Income Approach. XXX is a supplemental sale available providing additional support to the original opinion of value.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135893	8/12/2026	8/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135900	8/12/2026	8/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables are the most recent sales, most similar to the subject, within closest proximity.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX The subject kitchen and bathrooms were updated one to XXX years ago. The subject is given an effective age of XXX years to reflect excellent care, maintenance and updating/remodel. Kitchen has granite like counter tops, new appliances, and hood. The bathrooms are all remodeled/updated with superior quality appointments. The remainder of the home is in excellent condition with keeping the style of the original home.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135908	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX No updates in the prior XXX Years. The subject is new construction and is in good condition. The subject has not previously been occupied. The entire structure and all components are new and the dwelling features no physical depreciation. The subject is located within a residential subdivision consisting primarily of builder-constructed single-family homes with similar design, quality, and utility. The neighborhood includes a mix of improved homes and vacant lots, reflecting ongoing development typical for the area. No adverse external influences were observed that would negatively impact marketability.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135873	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX o functional or external obsolescence was noted at the time of the inspection. Physical depreciation is typical of normal wear and tear and is calculated on an observed age-life basis. The subject is approximately XXX years old and is considered to be in overall good marketable condition. The utilities were on and appeared to be in working order at the time of the appraisal inspection. The subject's neighborhood is located approximately XXX-XXX miles XXX district. All support facilities and work centers are located in close proximity with access via XXX. The neighborhood consists of medium priced homes with average to good general appearance and maintenance.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135882	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	All of the sales utilized in this report are located in the same market as the subject.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a XXX with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX No updates in the prior XXX Years. The subject is new construction and is in good condition. Utilities were on at the time of the inspection. The home is an end unit featuring quartz counters, vinyl flooring in main living area, and a XXX car built-in garage. The subject has not previously been occupied. The entire structure and all components are new and the dwelling features no physical depreciation. The subject property has a full complement of city services. Dwellings consist of single and multilevel style single family housing. Most homes in the subject’s immediate vicinity appear to be in average/good condition with access to major freeways, shopping and employment is readily available.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135905	8/12/2026	8/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal, the Appraiser indicates property values were increasing; this is inconsistent with market condition information (FHFA HPI, XXX) indicating a stable market with minor value trend fluctuations. REO activity in the area is low, the area is not REO driven. No Highest & Best Use issues noted. The subject is conforming to the market and no marketability issues were noted.	Yes	The report indicates that the subject is located in an urban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject is indicated to be in C2 condition based on inspection and indicates updates completed in the prior XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: Comp 2 is a dated sale (XX/XX/XXXX). Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 2 active presented. The comps are located in the subject development (multiple aged facilities).	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (1073 UAD) was correct, the Comps generally bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135910	8/12/2026	8/15/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, XXX) although some slight downward trending in the area was noted. REO activity in the area is moderate, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject is indicated to be in C3 condition based on inspection and indicates updates completed in the prior XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). The report was made subject to some deferred maintenance repairs and the removal of a non-permitted 2nd kitchen in the garage conversion area (also lacking permits). The XXX has added multiple pages of clarification regarding the report and the unpermitted improvements referencing changes made to the report at the request of the client. Per XXX the non permitted conversion area (under A/C) was included as GLA in the report.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of dated sales, use of a distant sale, wide range of GLA, several of the comaprables were substantially older in age amenity, there was a broad use of excessive adjustments. There were 5 closed sales, 2 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report. See discussion above.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected a supplemental sale in close proximity which, after adjustment for significant differences, supports the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (1004 UAD) was correct, the Comps bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135971	8/12/2026	8/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, XXX). REO activity in the area is moderate, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject is indicated to be in C3 condition based on inspection and indicates updates completed in the prior XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of dated sales, wide range of site area and GLA, use of excessive adjustments, wide range of adjusted and unadjusted sale prices. Reviewer notes the sale utilized, though widely varied, are located in the same gated development. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 4 closed sales, 2 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report. There are excessive adjustments for lot area, condition, GLA resulting in excessive adjustments on Comps 2 & 3.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales also widely bracketing the subject although in similar location which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135710	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	XXX adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX beds and XXX bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as good in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135707	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	XXX adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135786	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	XXX adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX beds and XXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135762	8/12/2026	8/14/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	XXX adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is an attached XXX style residence with XXX beds and XX/XX/XXXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135869	8/12/2026	8/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	Yes	The subject has been accurately described.	Yes	The subjects condition and quality ratings are accurate based on UAD guidelines.	Yes	The selected comps are suitable.	Yes	The selected comps are suitable.	Yes	The adjustments are below market expectations, however reasonable.	Yes	The provided photos are of acceptable quality.	Yes	The opinion of market value has been adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, sketches, and maps are present.	I have reviewed the original appraisal and have determined the concluded value of XXX has been adequately supported as of the effective date of the appraisal. The appraiser has bracketed most, if not all significant features within the grid of the report. Review of the adjustments notes that they are below market standards, however within reason. The chosen comps are reasonable substitutes for the subject property and appropriate for this report. Further research indicates additional comps to support the concluded valuation. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135922	8/12/2026	8/12/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135901	8/12/2026	8/12/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135821	8/12/2026	8/12/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings.The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the sales approach to value. The sales approach is adequately supported and produces credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135927	8/12/2026	8/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home listed in C3 condition. Sales were similar in age and location, recent sale dates. Comps were of similar size and utility bracketing subject features. Sales were over half a mile from subject. XXX sale at XXX had inferior bed count but updated home with proximate location. Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value A value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000135932	8/12/2026	8/12/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the sales approach to value. The sales approach is adequately supported and produces credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Age is bracketed within XXX years.